[redacted]

cik 750556

Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadhu@nyse.com

NYSE Group

06042993

CERTNYS

1-8918

RECD S.E.C.
SEP 13 2006
1086

September 13, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
SEP 18 2006 E
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, SunTrust Banks, Inc., Depositary Shares (Each representing 1/4,000th Interest in a Share of Perpetual Preferred Stock, Series A) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 13, 2006. Tentative listing date – September 15, 2006.

Sincerely,

[signature]